CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net income for the year	$ 19,986	$ 948	$ 10,363
Actuarial gains (losses) on post-employment defined benefit plans
Recognized in equity	5,169	2,415	(5,589)
Deferred income tax	(1,340)	(127)	1,491
Actuarial gains (losses) on defined benefit pension plans, net	3,829	2,288	(4,098)
Unrealized gains (losses) on equity instruments measured at fair value through other comprehensive income
Recognized in equity		(2)
Deferred income tax		1
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net		(1)
Share of other comprehensive income (losses) in equity-accounted investments		46
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity	(3,949)	(21,460)	(3,510)
Reclassified to the statement of income	4,585	4,720	3,136
Deferred income tax	(215)	5,690	126
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net	421	(11,050)	(248)
Cumulative translation adjustments (*)
Recognized in equity	(1,314)	(5,211)	(1,465)
Reclassified to the statement of income	41		34
Cumulative translation adjustments, net	(1,273)	(5,211)	(1,431)
Share of other comprehensive income in equity-accounted investments
Recognized in equity	22	(378)	69
Reclassified to the statement of income		43
Share of other comprehensive income in equity-accounted investments	22	(335)	69
Other comprehensive income (loss)	2,999	(14,263)	(5,708)
Total comprehensive income (loss)	22,985	(13,315)	4,655
Comprehensive income (loss) attributable to shareholders of Petrobras	22,961	(13,126)	4,469
Comprehensive income (loss) attributable to non-controlling interests	$ 24	$ (189)	$ 186